S000022500 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global Timber & Forestry Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(4.14%)	4.30%	5.46%
iShares Global Timber & Forestry ETF
Prospectus [Line Items]
Average Annual Return, Percent		(3.96%)	4.46%	5.64%
Performance Inception Date					Jun. 24, 2008
iShares Global Timber & Forestry ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.41%)	4.02%	5.13%
iShares Global Timber & Forestry ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.00%)	3.43%	4.39%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.